Offerings - Offering: 1	May 01, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.800% Notes due 2030
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99824
Maximum Aggregate Offering Price	$ 499,120,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,415.27
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Filing Fee Tables” in the Company’s Registration Statement on Form
S-3
(File
No. 333-268289),
in accordance with Rules 456(b) and 457(r) under the Securities Act.